Leases - Additional Information (Details) - ft²		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2022	Nov. 01, 2022
Leases [Abstract]
Extend lease term date	Jun. 30, 2023
Operating lease option to Extend		On November 1, 2022, the Company executed an extension of lease office space to extend through November 30, 2028.
Area of office space			3,700